CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 331,481	¥ 2,301,471	¥ 2,564,287
Short-term investments	100,821	700,000	363,000
Loans receivable, net			552,745
Accounts receivable, net	4,158	28,868	76,937
Inventories	93,060	646,116	965,510
Advances to suppliers	2,982	20,704	91,526
Prepayments and other current assets	28,499	197,867	127,930
Total current assets	561,001	3,895,026	4,741,935
Non-current assets:
Long-term investment	74,276	515,699	32,468
Investment security	11,421	79,298	135,952
Loans receivable, net	10,562	73,330
Property, equipment and software, net	7,720	53,602	56,045
Construction in process	813	5,645	0
Land use right, net	11,886	82,527
Goodwill	2,202	15,291	15,291
Deferred tax assets	191	1,327	3,880
Other non-current assets	3,508	24,356	6,102
Total non-current assets	122,579	851,075	249,738
Total assets	683,580	4,746,101	4,991,673
Current liabilities(including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB156,454 and RMB111,067 as of December 31, 2015 and 2016, respectively. Note 1)
Accounts payable	87,157	605,131	1,030,200
Advances from customers	9,485	65,855	104,577
Short-term loans			1,688
Tax payable	11,491	79,780	101,696
Accrued expenses and other current liabilities	15,261	105,955	102,242
Total current liabilities	123,394	856,721	1,340,403
Non-current liabilities:
Long-term loans			3,470
Other non-current liabilities	324	2,248	3,788
Total non-current liabilities	324	2,248	7,258
Total liabilities	123,718	858,969	1,347,661
Commitments and contingencies (Note 18)
Shareholders' equity:
Ordinary shares (US$0.00025 par value, 1,000,000,000 shares authorized (including 840,000,000 Class A, 60,000,000 Class B and 100,000,000 discretionary) as of December 31, 2015 and 2016, 87,839,756 Class A ordinary shares issued and 87,829,756 outstanding, 58,804,840 Class B ordinary shares issued and outstanding as of December 31, 2015; 90,901,446 Class A ordinary shares issued and outstanding, 58,804,840 Class B ordinary shares issued and outstanding as of December 31, 2016)	35	244	239
Additional paid-in capital	420,789	2,921,539	2,885,358
Statutory reserves	5,445	37,806	17,560
Treasury stock			(890)
Retained earnings	112,621	781,925	659,947
Accumulated other comprehensive income	20,972	145,618	68,176
Jumei's shareholders' equity	559,862	3,887,132	3,630,390
Noncontrolling interests			13,622
Total shareholders' equity	559,862	3,887,132	3,644,012
Total liabilities and shareholders' equity	$ 683,580	¥ 4,746,101	¥ 4,991,673